Loans and advances and deposits at amortised cost	12 Months Ended
Dec. 31, 2019
18. Loans and advances and deposits at amortised cost
Loans and advances and deposits at amortised cost

The notes included in this section focus on the Barclays Bank Group’s loans and advances and deposits at amortised cost, leases, property, plant and equipment and goodwill and intangible assets. Details regarding the Barclays Bank Group’s liquidity and capital position can be found on pages 72 to 83.

18 Loans and advances and deposits at amortised cost

Accounting for loans and advances and deposits held at amortised cost under IFRS 9 effective from 1 January 2018

Loans and advances to customers and banks, customer accounts, debt securities and most financial liabilities, are held at amortised cost. That is, the initial fair value (which is normally the amount advanced or borrowed) is adjusted for repayments and the amortisation of coupon, fees and expenses to represent the effective interest rate of the asset or liability. Balances deferred on-balance sheet as effective interest rate adjustments are amortised to interest income over the life of the financial instrument to which they relate.

Financial assets that are held in a business model to collect the contractual cash flows and that contain contractual terms that give rise on specified dates to cash flows that are SPPI, are measured at amortised cost. The carrying value of these financial assets at initial recognition includes any directly attributable transaction costs. Refer to note 1 for details on ‘solely payments of principal and interest’.

In determining whether the business model is a ‘hold to collect’ model, the objective of the business model must be to hold the financial asset to collect contractual cash flows rather than holding the financial asset for trading or short-term profit taking purposes. While the objective of the business model must be to hold the financial asset to collect contractual cash flows this does not mean the Barclays Bank Group is required to hold the financial assets until maturity. When determining if the business model objective is to collect contractual cash flows the Barclays Bank Group will consider past sales and expectations about future sales.

Accounting for loans and advances and deposits held at amortised cost under IAS 39 for 2017

Loans and advances to customers and banks, customer accounts, debt securities and most financial liabilities, are held at amortised cost.

That is, the initial fair value (which is normally the amount advanced or borrowed) is adjusted for repayments and the amortisation of coupon, fees and expenses to represent the effective interest rate of the asset or liability. Balances deferred on-balance sheet as effective interest rate adjustments are amortised to interest income over the life of the financial instrument to which they relate.

Loans and advances and deposits at amortised cost
	Barclays Bank Group
	2019	2018
As at 31 December	£m	£m
Loans and advances at amortised cost to banks	9,722	10,228
Loans and advances at amortised cost to customers	121,015	124,891
Debt securities at amortised cost	10,899	1,840
Total loans and advances at amortised cost	141,636	136,959

Deposits at amortised cost from banks	18,144	15,569
Deposits at amortised cost from customers	195,737	183,768
Total deposits at amortised cost	213,881	199,337